Investment Objectives and Goals - Tuttle Capital Robotics Income Blast ETF	Mar. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Tuttle Capital Robotics Income Blast ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital Robotics Income Blast ETF (the “Fund”) is to seek current income.